Note 13 - Stock Options And Warrants Outstanding (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]

	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding, December 31, 2010	12,834,750	$0.20	1.62	$2,708,463
Granted	9,307,000	0.34	1.02
Exercised	(6,668,000)	0.25
Expired/ Forfeited	-
Outstanding, December 31, 2011	15,473,750	0.39	2.45	869,825
Granted	2,875,000	0.18	0.98
Exercised	(575,000)	0.25
Expired/ Forfeited	(5,673,750)
Outstanding, December 31, 2012	12,100,000	0.20	1.18	150,000
	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding, December 31, 2010	1,871,600	$0.50	3.45	$-
Granted	1,500,000	0.50	1.00
Exercised	-
Expired/ Forfeited	-
Outstanding, December 31, 2011	3,371,600	0.39	2.45	-
Granted	5,739,008	0.33	0.15
Exercised	(660,000)	0.50
Expired/ Forfeited	(5,570,608)
Outstanding, December 31, 2012	2,880,000	0.33	0.30	-

Schedule of Share-based Compensation, Activity [Table Text Block]
	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding, December 31, 2012	12,100,000	$0.20	1.18	$150,000
Granted	1,775,000	0.19	0.12	22,367
Exercised	(850,000)	0.10	0.00
Expired/ Forfeited	(75,000)	0.50
Outstanding, March 31, 2013	12,950,000	0.20	0.89	50,000
	Number of Units	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding, December 31, 2012	2,880,000	0.33	0.30	-
Granted	2,859,008	0.33	0.33
Exercised	-	-
Expired/ Forfeited	-	-
Outstanding, March 31, 2013	5,739,008	0.33	0.33	-